Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Emerging Markets Growth Fund, Inc.
Entity Central Index Key	0000794458
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Emerging Markets Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Emerging Markets Growth Fund
Class Name	Class M
Trading Symbol	EMRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Growth Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMGF-M . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMGF-M
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 35	0.69% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 1,249,000,000
Holdings Count | Holding	144
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,249
Total number of portfolio holdings	144
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Emerging Markets Growth Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Emerging Markets Growth Fund
Class Name	Class F-3
Trading Symbol	EMGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Growth Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMGF-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMGF-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 36	0.72% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,249,000,000
Holdings Count | Holding	144
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,249
Total number of portfolio holdings	144
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Emerging Markets Growth Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	Emerging Markets Growth Fund
Class Name	Class R-6
Trading Symbol	REFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Growth Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMGF-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMGF-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 36	0.72% *
*
Annualized
.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,249,000,000
Holdings Count | Holding	144
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,249
Total number of portfolio holdings	144
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.